SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

11. SEGMENT REPORTING

Operating segments are identified based on the internal reports that are regularly provided to, and reviewed by, the chief operating decision‑maker. The Company has determined that its Chief Operating Officer (“COO”) fulfils this role as the chief operating decision‑maker.

The Company’’s business activities are primarily focused on the development and commercialization of its hydro-conversion upgrader technology. As the Company remains in the exploration and evaluation stage, it has not generated any revenue from its principal activities during the periods presented.

For the years ended December 31, 2025 and 2024, the Board of Directors concluded that the Company has a single reportable segment, being oil and gas exploration and evaluation. The Company’’s other activities are individually, and in the aggregate, insignificant for segment reporting purposes. Accordingly, no additional segment information is presented.